RIGHT-OF-USE ASSETS - Carrying amounts (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2022 IDR (Rp)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 IDR (Rp)
RIGHT-OF-USE ASSETS
Short-term lease expense	Rp 3,821		Rp 5,251
Low-value asset leases expense	52		57
Beginning balance	19,253		19,104
Additions	10,016		6,042
Deductions	(2,512)		(889)
Depreciation expense	(5,226)		(5,004)
Ending balance	21,531	$ 1,383	19,253
Land rights
RIGHT-OF-USE ASSETS
Beginning balance	5,338		5,407
Additions	1,179		1,001
Deductions	(178)		(95)
Depreciation expense	(891)		(975)
Ending balance	5,448		5,338
Buildings
RIGHT-OF-USE ASSETS
Beginning balance	630		539
Additions	121		461
Deductions	(22)		(39)
Depreciation expense	(187)		(331)
Ending balance	542		630
Transmission installation and equipment
RIGHT-OF-USE ASSETS
Beginning balance	12,739		12,187
Additions	8,205		4,406
Deductions	(2,122)		(672)
Depreciation expense	(3,935)		(3,182)
Ending balance	14,887		12,739
Vehicles
RIGHT-OF-USE ASSETS
Beginning balance	408		536
Additions	488		83
Deductions	(198)		(13)
Depreciation expense	(178)		(198)
Ending balance	520		408
Other equipment
RIGHT-OF-USE ASSETS
Beginning balance	138		435
Additions	23		91
Deductions	8		(70)
Depreciation expense	(35)		(318)
Ending balance	Rp 134		Rp 138
Minimum
RIGHT-OF-USE ASSETS
Lease term	1 year	1 year
Maximum
RIGHT-OF-USE ASSETS
Lease term	33 years	33 years